Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections And Prior Period Adjustments

The impact of the errors described above also impact the Company’s Annual Report on Form 10-K for the years ended December 31, 2023 and December 31, 2022 within additional paid in capital and accumulated deficit, resulting in the preparation and filing of this Annual Report on Form 10-K/A.

Consolidated Balance Sheet as of December 31, 2023	As Reported	Adjustment	As Restated
Additional paid in capital	19,543,363	9,945,692	29,489,055
Accumulated deficit	(15,487,612)	(9,945,692)	(25,433,304)

The following tables summarize the effect of the restatement on each financial statement line item as of the dates indicated:

Consolidated Balance Sheet as of December 31, 2022	As Reported	Adjustment		As Restated
Additional paid in capital	16,572,741	9,945,692	(1)	26,518,433
Accumulated deficit	(8,894,889)	(9,945,692	)(2)	(18,840,581)

(1)	Adjustments include corrections for stock compensation errors (increase of $7,843,052); recognition of Series A Preferred Stock accrued dividends (decrease of $402,064); correction of issuance cost recognition related to financing transactions (decrease of $174,082); corrections to the Company’s initial classification and recognition of warrants issued in financing transactions (decrease of $416,266), reclassifications of warrants from liability to equity (increase of $881,554); correction in the application of extinguishment accounting upon settlement of debt instruments (increase of $2,213,498).
(2)	Adjustments include corrections for stock compensation errors (increase of $8,009,461); adjustment of the estimated Series A Preferred Stock warrant obligation fair value (increase of $240,930); reversal of accrued Series A Preferred Stock dividends (decrease of $402,064); recognition of bifurcated derivatives and recording of loss at issuance (increase of $296,151); correction of issuance cost recognition related to financing transactions (decrease of $166,407); and the aggregate adjustments to 2022 net loss as detailed below (increase of $1,967,621).

Consolidated Statement of Operations for the year ended December 31, 2022	As Reported	Adjustment	As Restated
Research and development, net of contract expense reimbursements	$1,148,712	$(101,327)	$1,047,385
General and administrative	538,796	(65,082)	473,714
Legal and professional	866,770	(44,043)	822,727
Net loss from operations	(2,554,278)	210,452	(2,343,826)
Interest expenses	(917,879)	489,191	(428,688)
Financing fee	—	(189,912)	(189,912)
Change in fair value of derivative liabilities	—	(189,000)	(189,000)
Change in fair value of warrant liabilities	94,025	(492,700)	(398,675)
Loss on extinguishment of debt	—	(1,795,652)	(1,795,652)
Net loss	(3,028,448)	(1,967,621)	(4,996,069)
Dividend on Series A Preferred Stock	(71,009)	(331,055)	(402,064)
Deemed dividend on extinguishment of Series A Preferred Stock	—	(439,427)	(439,427)
Deemed dividend on modification of equity-classified warrants, as restated	—	(941,000)	(941,000)
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividends, as restated	—	31,423	31,423
Net loss attributable to common stockholders	(3,099,457)	(3,647,680)	(6,747,137)
Net loss per shares - basic and diluted	$(2.32)	$(2.72)	$(5.04)

Consolidated Statement of Stockholders’ Equity as of December 31, 2022	As Reported	Adjustment	As Restated
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs	$—	$9,951,356	$9,951,356
Common stock issued for cash	10,008,095	(10,008,095)	—
Warrants exercised for cash	14,098	(14,098)	—
Warrants issued for financing costs	412,241	(397,579)	14,662
Common stock issued for conversion of accrued interest	588,524	(588,524)	—
Common stock issued upon conversion of convertible debt and exercise of related warrants	—	1,199,916	1,199,916
Common stock issued for exercise of warrants with settlement of notes payable	576,476	1,576,648	2,153,124
Stock-based compensation	403,956	(166,409)	237,547
Dividends on Series A preferred stock	(71,009)	(331,055)	(402,064)
Common shares issued for dividends on and conversion of Series A preferred stock	402,068	(4)	402,064
Reclassification of fair value of warrant liability to equity upon initial public offering	—	881,553	881,553
Net loss	(3,028,448)	(1,967,621)	(4,996,069)

Consolidated Statement of Cash Flows for the year ended December 31, 2022	As Reported	Adjustment	As Restated
Net loss	$(3,028,448)	$(1,967,621)	$(4,996,069)
Change in fair value of derivative liabilities	—	189,000	189,000
Change in fair value of warrant liabilities	(94,025)	492,700	398,675
Amortization of debt discount and finance fees	885,505	(508,121)	377,384
Loss on settlement of convertible debt	—	1,795,652	1,795,652
Fair value of freestanding instruments in excess of proceeds	—	189,912	189,912
Gain on interest relief on conversion of notes payable	12,625	(12,625)	-
Stock-based compensation	403,956	(166,409)	237,547
Accrued interest payable	(13,177)	31,555	18,378
Net cash used in operating activities	(2,710,454)	44,043	(2,666,411)

Proceeds from issuance of common shares and warrants	10,022,193	(26,680)	9,995,513
Proceeds from convertible notes payable	600,715	(50,000)	550,715
Proceeds from notes payable and warrants	—	50,000	50,000
Payment for finance costs related to convertible notes payable	—	(17,363)	(17,363)
Net cash provided by financing activities	10,622,908	(44,043)	10,578,865

Supplemental non-cash financing activities:
Common stock issued upon conversion of convertible debt	$588,524	$611,392	$1,199,916
Common stock issued for exercise of warrants with settlement of notes payable	$576,476	$1,576,648	$2,153,124
Common shares issued for dividends on and conversion of Series A preferred stock	$402,068	$(4)	$402,064
Warrants issued for financing fees, net of issuance fees of $8,727 and $0, respectively	$412,241	$(397,579)	$14,662
Reclassification of fair value of warrant liability to equity upon initial public offering	$—	$881,553	$881,553

Consolidated Balance Sheet as of December 31, 2021	As Reported	Adjustment		As Restated
Additional paid in capital	4,150,948	7,912,992	(1)	12,063,940
Accumulated Deficit	(5,795,432)	(8,049,080	)(2)	(13,844,512)

(1)	Adjustments include adjustment to the carrying value of notes payable, including recognition of day 1 loss (decrease of $7,351); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); and stock compensation adjustments (increase of $8,009,461).
(2)	Adjustments include reversal of dividend liability recorded (decrease of $331,059); identification of deferred IPO costs (decrease of ($55,182); identification of costs to be recorded against Series A Preferred Stock carrying value (decrease of 89,118); adjustment to the estimated fair value of warrant liability (increase of $240,930); adjustment to the carrying value of notes payable, including recognition of day 1 loss (increase of $274,048); and stock compensation adjustments (increase of $8,009,461).